UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21913

DundeeWealth Funds

 (Exact name of registrant as specified in charter)

1160 West Swedesford Road, Suite 140
Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

Amy Duling
DundeeWealth US, LP
1160 West Swedesford Road, Suite 140
Berwyn, PA 19312

 (Name and address of agent for service)

Registrant's telephone number, including area code: 610-854-0900

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

Dynamic Canadian Equity Income Fund
June 30, 2012 (Unaudited)

	Number of	Market
	Shares/ Units	Value
COMMON STOCKS - 89.4%
Bermuda - 0.6%
Brookfield Infrastructure Partners LP (a)	800	$26,856

Canada - 82.3%
Alaris Royalty Corp.	1,300	26,917
Allied Properties Real Estate Investment Trust, REIT	3,219	91,691
Baytex Energy Corp.	1,006	42,380
BCE, Inc.	600	24,740
Boardwalk Real Estate Investment Trust, REIT	500	28,784
Brookfield Asset Management, Inc., Class A	1,113	36,852
Brookfield Renewable Energy Partners LP (a)	405	11,266
Calloway Real Estate Investment Trust, REIT	5,132	141,141
Canadian Apartment Properties, REIT	3,700	86,422
Canadian Helicopters Group, Inc., Class A	2,300	66,644
Canadian Real Estate Investment Trust	1,103	44,051
Canexus Corp.	5,861	45,939
Cineplex, Inc.	400	12,030
Crescent Point Energy Corp.	3,048	113,765
Crombie Real Estate Investment Trust, REIT	8,100	116,953
DirectCash Payments, Inc.	3,000	70,720
Dundee Real Estate Investment Trust, REIT	2,979	111,745
Emera, Inc.	200	6,602
Enbridge, Inc.	4,054	161,905
Enbridge Income Fund Holdings, Inc.	1,618	35,789
Fortis, Inc., Receipt*	1,300	40,043
Gibson Energy, Inc.	2,840	57,464
H&R Real Estate Investment Trust, REIT	5,829	140,273
Innergex Renewable Energy, Inc.	5,560	56,414
Keyera Corp.	501	20,855
Killam Properties, Inc.	9,219	118,893
Morneau Shepell, Inc.	13,000	146,842
Northland Power, Inc.	8,828	154,692
Parallel Energy Trust (a)	6,242	33,598
Pembina Pipeline Corp.	2,814	71,919
Pembina Pipeline Corp.	85	2,177
Pengrowth Energy Corp.	6,849	43,456
PetroBakken Energy Ltd., Class A	902	10,888
Pizza Pizza Royalty Income Fund (a)	16,800	166,003
Poseidon Concepts Corp.	4,300	52,668
RioCan Real Estate Investment Trust, REIT	1,700	46,253
Rogers Communications, Inc., Class B	4,550	164,955
TELUS Corp.	2,103	123,049
The Churchill Corp., Class A	6,692	78,876
The Keg Royalties Income Fund (a)	8,600	117,837
The Toronto-Dominion Bank	2,000	156,527
TransCanada Corp.	4,356	182,566
Transglobe Apartment Real Estate Investment Trust, REIT †	3,994	55,903
Twin Butte Energy, Ltd.	28,000	66,555
Veresen, Inc.	4,065	48,272
		3,433,314

United States - 6.5%
Comcast Corp., Class A	3,100	99,107
Microsoft Corp.	700	21,413
The Home Depot, Inc.	627	33,225
The Southern Co.	300	13,890
TJX Companies, Inc.	160	6,869
Wells Fargo & Co.	950	31,768
The Williams Companies, Inc.	2,200	63,404
		269,676

Total Common Stocks (Cost $3,574,040)		3,729,846

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 10.8%
BNY Mellon Cash Reserve, 0.05%**, due 07/02/12	$451,939	$451,939

Total Short-Term Investments (Cost $451,939)		451,939

Total Investments - 100.2%
(Cost $4,025,979)***		4,181,785
Put Options Written †† - (0.0)%
(Premiums received $1,504)		(1,240)
Forward Foreign Currency Exchange Contracts - (0.3)%
(Unrealized depreciation)		(13,362)
Other Assets Less Liabilities - 0.1%		6,035
NET ASSETS - 100.0%		$4,173,218

Put Options Written as of 6/30/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
2	Suncor Energy, Inc.	Jul. 2012/$31	$452
6	TJX Companies, Inc.	Jul. 2012/$40	108
2	The Williams Companies, Inc.	Jul. 2012/$32	680
Total (Premiums received $1,504)			$1,240

Forward Foreign Currency Exchange Contracts as of 06/30/12 were as follows:

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

USD	849,790	CAD	868,000	07/26/12	$(2,259)
USD	797,754	CAD	824,000	07/26/12	(11,103)
Total Unrealized Appreciation					$(13,362)

†	Fair valued security. The aggregate value of fair valued securities is $55,903 comprising 1.34% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
(a)	Denoted in units.
CAD	Canadian Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of June 29, 2012.
***	Aggregate tax cost is $4,025,987 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$240,077
Gross unrealized depreciation	(84,279)
Net unrealized appreciation	$155,798

Sector Allocation	% of Net Assets
Financial	29.6%
Energy	24.1
Consumer Discretionary	10.1
Industrials	9.0
Telecommunication Services	7.5
Utilities	7.5
Materials	1.1
Information Technology	0.5
Short-term Investments and other	10.6
100.0%

See Notes Schedule of Investments

Schedule of Investments

Dynamic Contrarian Advantage Fund
June 30, 2012 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 89.9%
Canada - 2.1%
National Bank of Canada	210	$15,010

Italy - 3.4%
Davide Campari-Milano SpA †	2,000	13,929
Tod’s SpA †	100	10,045
		23,974

Netherlands - 2.9%
ASML Holding NV †	400	20,383

United Kingdom - 5.6%
GlaxoSmithKline plc †	600	13,605
Royal Dutch Shell plc, Class A †	770	25,938
		39,543
United States - 75.9%
Altria Group, Inc.	960	33,168
American Tower Corp., REIT	280	19,575
Apple, Inc.*	40	23,360
Bed Bath & Beyond, Inc.*	200	12,360
Costco Wholesale Corp.	240	22,800
Dollar Tree, Inc.*	400	21,520
Exxon Mobil Corp.	340	29,094
International Business Machines Corp.	180	35,204
Johnson & Johnson	210	14,188
Mastercard, Inc., Class A	50	21,506
McDonald’s Corp.	200	17,706
NIKE, Inc., Class B	120	10,534
Norfolk Southern Corp.	200	14,354
Oracle Corp.	435	12,920
O’Reilly Automotive, Inc.*	300	25,131
Public Storage, REIT	200	28,882
Simon Property Group, Inc., REIT	270	42,028
The Coca-Cola Co.	300	23,457
The Hershey Co.	240	17,287
TJX Companies, Inc.	920	39,496
TransDigm Group, Inc. *	100	13,430
Visa, Inc., Class A	180	22,253
WW Grainger, Inc.	180	34,423
		534,676
Total Common Stocks
(Cost $557,822)		633,586

	Number of	Expiration Date/
	Contracts	Exercise Price
PUT OPTIONS PURCHASED - 0.5%
SPDR S&P 500 ETF Trust	3	Jan. 2013/$110	648
SPDR S&P 500 ETF Trust	11	Jan. 2013/$115	3,025
Total Put Options Purchased (Cost $18,157)			3,673

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 8.8%
BNY Mellon Cash Reserve, 0.05%**, due 07/02/12	$62,216	$62,216

Total Short-Term Investments
(Cost $62,216)		62,216

Total Investments - 99.2%
(Cost $638,195)***		699,475
Put Options Written - (0.1)%
(Premiums received $7,380)		(976)
Forward Foreign Currency Exchange Contracts - 0.0%
(Unrealized Appreciation)		136
Other Assets Less Liabilities - 0.9%		6,180
NET ASSETS - 100.0%		$704,815

Put Options Written as of 6/30/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
3	SPDR S&P 500 ETF Trust	Jan. 2013/$80	$129
11	SPDR S&P 500 ETF Trust	Jan. 2013/$90	847
Total (Premiums received $7,380)			$976

Forward Foreign Currency Exchange Contracts as of 6/30/12 were as follows:

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

USD	12,299	CAD	12,565	7/26/12	$(36)
USD	34,348	EUR	27,000	7/26/12	172
Total Unrealized Appreciation					$136

†	Fair valued security. The aggregate value of fair valued securities is $83,900 comprising 11.90% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
CAD	Canadian Dollar
EUR	Euros
REIT	Real Estate Investment Trust
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of June 29, 2012.
***	Aggregate tax cost is $638,991 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$82,449
Gross unrealized depreciation	(21,965)
Net unrealized appreciation	$60,484

Sector Allocation	% of Net Assets
Consumer Discretionary	22.6%
Financial	15.0
Information Technology	14.3
Consumer Staples	12.5
Industrials	8.8
Energy	7.8
Materials	5.0
Health Care	3.9
Short-term Investments and other	10.1
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Discovery Fund
June 30, 2012 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 89.8%
Israel - 5.7%
Frutarom Industries, Ltd. †	3,395	$31,991
Strauss Group, Ltd. *†	1,845	17,884
		49,875
Italy - 4.4%
Davide Campari-Milano SpA †	2,600	18,107
Tod’s SpA †	200	20,091
		38,198

Netherlands - 2.9%
ASML Holding NV †	500	25,479

Switzerland - 7.2%
Schweiter Technologies AG *†	73	36,551
Tamedia AG *†	250	26,596
		63,147

United Kingdom - 9.5%
British American Tobacco plc †	860	43,772
Royal Dutch Shell plc, Class A †	1,150	38,739
		82,511

United States - 60.1%
Air Lease Corp.*	1,130	21,911
Altria Group, Inc.	630	21,766
American Tower Corp., REIT	410	28,663
Apple, Inc.*	60	35,040
Bed Bath & Beyond, Inc. *	420	25,956
Dollar Tree, Inc. *	440	23,672
EMC Corp.*	755	19,351
Exxon Mobil Corp.	350	29,949
Globe Specialty Metals, Inc.	1,410	18,936
Google, Inc., Class A*	30	17,402
International Business Machines Corp.	190	37,160
Mastercard, Inc., Class A	50	21,505
McDonald’s Corp.	190	16,821
NIKE, Inc., Class B	210	18,434
Oracle Corp.	565	16,781
O’Reilly Automotive, Inc.*	230	19,267
Simon Property Group, Inc., REIT	280	43,585
The Southern Co.	210	9,723
TJX Companies, Inc.	840	36,061
Visa, Inc., Class A	170	21,017
WW Grainger, Inc.	220	42,073
		525,073

Total Common Stocks
(Cost $728,558)		784,283

WARRANTS - 0.0%
Canada - 0.0%
Kinross Gold Corp., Expire 9/03/13*	1,050	397
Total Warrants
(Cost $4,292)		397

	Number of	Expiration Date/	Market
	Contracts	Exercise Price	Value
PUT OPTIONS PURCHASED - 0.5%
SPDR S&P 500 ETF Trust	3	Jan. 2013/$110	$648
SPDR S&P 500 ETF Trust	14	Jan. 2013/$115	3,850
Total Put Options Purchased			4,498
(Cost $22,146)

	Principal Amount
SHORT-TERM INVESTMENTS - 9.0%
BNY Mellon Cash Reserve,
0.05%**, due 07/02/12	$78,646	78,646

Total Short-Term Investments
(Cost $78,646)		78,646

Total Investments - 99.3%
(Cost $833,642)***		867,824
Put Options Written - (0.1)%
(Premiums received $9,065)		(1,207)
Forward Foreign Currency Exchange Contracts - 0.1%
(Unrealized appreciation)		812
Other Assets Less Liabilities - 0.7%		5,887
NET ASSETS - 100.0%		$873,316

Put Options Written as of 06/30/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
3	SPDR S&P 500 ETF Trust	Jan. 2013/$80	$129
14	SPDR S&P 500 ETF Trust	Jan. 2013/$90	1,078
Total (Premiums received $9,065)			$1,207

Forward Foreign Currency Exchange Contracts as of 06/30/12 were as follows:

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

USD	32,590	CHF	30,749	7/26/12	$173
USD	49,614	EUR	39,000	7/26/12	249
USD	26,491	ILS	102,183	7/26/12	390
Total Unrealized Appreciation					$812

†	Fair valued security. The aggregate value of fair valued securities is $259,210 comprising 29.68% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
CHF	Swiss Franc
EUR	Euro
ILS	Israeli New Sheqel
REIT	Real Estate Investment Trust
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of June 29, 2012.
***	Aggregate tax cost is $835,108 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$84,311
Gross unrealized depreciation	(51,595)
Net unrealized appreciation	$32,716

Sector Allocation	% of Net Assets
Consumer Discretionary	21.4%
Information Technology	17.9
Materials	12.6
Consumer Staples	11.6
Industrials	9.0
Financial	8.3
Energy	7.9
Utilities	1.1
Short-term Investments and other	10.2
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Gold and Precious Metals Fund
June 30, 2012 (Unaudited)

	Number of	Market
	Shares/Units	Value
COMMON STOCKS - 86.8%
Australia - 23.0%
Ampella Mining, Ltd. * †	570,000	$300,229
Azimuth Resources, Ltd. * †	440,000	167,805
Azumah Resources, Ltd. * †	600,000	114,299
Canyon Resources, Ltd. * †	255,153	86,595
Crusader Resources, Ltd. * †	225,000	143,245
Gryphon Minerals, Ltd. * †	220,000	154,303
Papillon Resources, Ltd. * †	1,700,000	1,706,148
Perseus Mining, Ltd. * †	1,050,000	2,685,580
Regis Resources, Ltd.* †	450,000	1,815,367
Silver Lake Resources, Ltd. * †	410,000	1,184,476
		8,358,047

Bermuda - 1.0%
Continental Gold, Ltd.*	55,000	356,006

Canada - 57.0%
Alamos Gold, Inc.	130,000	2,030,252
Amarc Resources, Ltd.*	83,500	15,583
Astur Gold Corp.*	201,500	160,313
Augusta Resource Corp. *	103,500	174,855
Aureus Mining, Inc.*	400,000	345,742
Aurizon Mines, Ltd. *	300,000	1,361,359
Belo Sun Mining Corp. *	912,600	1,021,868
Calvista Gold Corp. *	83,300	34,364
CuOro Resources Corp. *	68,500	61,227
Dundee Precious Metals, Inc.*	35,000	210,736
Franco-Nevada Corp.	10,000	452,215
Gold Standard Ventures Corp.*	91,000	175,189
Goldcorp, Inc.	40,000	1,503,200
Keegan Resources, Inc. *	163,200	488,911
Kinross Gold Corp.	100,000	815,000
Malbex Resources, Inc. *	192,000	16,030
Midas Gold Corp. *	292,500	689,520
New Gold, Inc.*	240,000	2,288,970
Ocean Park Ventures Corp. *	67,100	5,932
Osisko Mining Corp. *	250,000	1,718,888
Peregrine Diamonds, Ltd. *	69,500	32,084
PMI Gold Corp. *	800,000	612,906
Premier Gold Mines, Ltd. *	400,000	1,728,710
Pretium Resources, Inc. *	26,000	360,593
Reunion Gold Corp. *	233,100	107,609
Rio Alto Mining, Ltd. *	70,000	280,523
Roxgold, Inc. *	1,100,000	572,635
Sabina Gold & Silver Corp.*	193,500	378,219
San Gold Corp. *	1,118,600	1,021,803
Sarama Resources, Ltd.* (a)	70,000	42,628
Silver Range Resources, Ltd. *	35,800	20,395
Strategic Metals, Ltd. *	75,450	65,216
Torex Gold Resources, Inc.*	600,000	972,400
Unigold, Inc. *	243,000	71,604
Volta Resources, Inc. *	1,400,000	866,320
		20,703,799

Jersey Channel Islands - 0.6%
Lydian International, Ltd. *	115,000	236,077

United Kingdom - 0.1%
Hummingbird Resources plc * †	15,100	26,247

United States - 5.1%
Allied Nevada Gold Corp. *	65,000	1,843,827

Total Common Stocks
(Cost $42,776,535)		31,524,003

	Number of	Market
	Shares	Value
WARRANTS - 0.0%
Canada - 0.0%
Calvista Gold Corp., Expire 5/09/13 *	43,500	$855
Colorado Resources, Ltd., Expire 4/14/13 * ‡	44,250	0
Crescent Resources Corp., Expire 3/30/13 * ‡	58,250	0
Kinross Gold Corp., Class D, Expire 9/17/14 *	1,320	519
Malbex Resources, Inc., Expire 5/8/13 * ‡	71,250	0
Ocean Park Venture Corp., Expire 5/11/13 * ‡	33,550	0
Peregrine Diamonds, Ltd., Expire 11/14/13 * ‡	17,142	0
Rackla Metals, Inc., Expire 6/09/13 *	19,499	96
Silver Range Resources, Ltd., Expire 2/10/13 *	60,000	14,733
		16,203
Total Warrants
(Cost $19,948)		16,203

	Principal
	Amount
SHORT-TERM INVESTMENTS - 13.5%
BNY Mellon Cash Reserve,
0.05%**, due 07/02/12	$4,893,921	4,893,921

Total Short-Term Investments
(Cost $4,893,921)		4,893,921

Total Investments - 100.3%
(Cost $47,690,404)***		36,434,127
Liabilities in Excess of Other Assets - (0.3)%		(90,853)
NET ASSETS - 100.0%		$36,343,274

†	Fair valued security. The aggregate value of fair valued securities is $8,384,294 comprising 23.07% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Illiquid security.
(a)	Denoted in units.
*	Non-income producing security.
**	Current yield as of June 29, 2012.
***	Aggregate tax cost is $48,124,159 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,024,410
Gross unrealized depreciation	(12,714,442)
Net unrealized depreciation	$(11,690,032)

Sector Allocation	% of Net Assets
Materials	86.8%
Short-term Investments and other	13.2
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic U.S. Growth Fund
June 30, 2012 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 94.5%
Consumer Discretionary - 27.2%
Buffalo Wild Wings, Inc.*	27,000	$2,339,280
Chipotle Mexican Grill, Inc.*	4,600	1,747,770
priceline.com, Inc.*	3,900	2,591,628
Tractor Supply Co.	29,400	2,441,964
Ulta Salon Cosmetics & Fragrance, Inc.	27,900	2,605,302
Under Armour, Inc., Class A*	28,600	2,702,128
		14,428,072
Consumer Staples - 7.2%
Monster Beverage Corp.*	12,900	918,480
Whole Foods Market, Inc.	30,600	2,916,792
		3,835,272

Health Care - 18.5%
Alexion Pharmaceuticals, Inc.*	28,000	2,780,400
Cepheid, Inc.*	47,200	2,112,200
Cubist Pharmaceuticals, Inc.*	20,700	784,737
Intuitive Surgical, Inc. *	3,600	1,993,644
Regeneron Pharmaceuticals, Inc.*	18,400	2,101,648
		9,772,629

Information Technology - 41.6%
Citrix Systems, Inc.*	37,100	3,114,174
F5 Networks, Inc.*	16,100	1,602,916
Fusion-io, Inc.*	99,849	2,085,846
IAC/InterActiveCorp.	18,000	820,800
LinkedIn Corp., Class A*	17,500	1,859,725
NetSuite, Inc.*	13,100	717,487
Salesforce.com, Inc.*	19,500	2,696,070
SolarWinds, Inc.*	76,800	3,345,408
Sourcefire, Inc.*	50,200	2,580,280
Teradata Corp.*	34,000	2,448,340
TIBCO Software, Inc.*	26,300	786,896
		22,057,942

Total Common Stocks
(Cost $47,257,580)		50,093,915

	Principal
	Amount
SHORT-TERM INVESTMENTS - 5.1%
BNY Mellon Cash Reserve,
0.05%**, due 07/02/12	$2,693,203	2,693,203

Total Short-Term Investments
(Cost $2,693,203)		2,693,203

Total Investments - 99.6%
(Cost $49,950,783)***		52,787,118
Other Assets Less Liabilities - 0.4%		211,382
NET ASSETS - 100.0%		$52,998,500

*	Non-income producing security.
**	Current yield as of June 29, 2012.
***	Aggregate tax cost is $50,615,586 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$4,291,709
Gross unrealized depreciation	(2,120,177)
Net unrealized appreciation	$2,171,532

Sector Allocation	% of Net Assets
Information Technology	41.6%
Consumer Discretionary	27.2
Health Care	18.5
Consumer Staples	7.2
Short-term Investments and other	5.5
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Energy Income Fund
June 30, 2012 (Unaudited)

	Number of	Market
	Shares/Units	Value
COMMON STOCKS - 92.5%
Canada - 77.3%
Baytex Energy Corp.	40,513	$1,706,711
Canexus Corp.	70,427	552,016
Crescent Point Energy Corp.	64,021	2,389,547
Enbridge, Inc.	17,600	702,894
Enbridge Income Fund Holdings, Inc.	37,447	828,314
Enerplus Corp.	59,178	760,287
Gibson Energy, Inc.	70,598	1,428,464
Innergex Renewable Energy, Inc.	101,700	1,031,884
Keyera Corp.	4,751	197,768
Northland Power, Inc.	72,872	1,276,924
Parallel Energy Trust (a)	208,266	1,121,007
Pembina Pipeline Corp.	63,109	1,612,903
PetroBakken Energy, Ltd., Class A	31,996	386,240
Pengrowth Energy Corp.	251,758	1,597,442
Poseidon Concepts Corp.	62,300	763,069
Twin Butte Energy, Ltd.	559,008	1,328,749
Veresen, Inc.	106,184	1,260,941
Vermilion Energy, Inc.	42,734	1,929,557
		20,874,717

United States - 15.2%
Enbridge Energy Partners LP	21,000	646,170
Enterprise Products Partners LP	35,200	1,803,648
MarkWest Energy Partners LP	11,000	542,410
Western Gas Partners LP	12,000	523,560
The Williams Companies, Inc.	20,700	596,574
		4,112,362

Total Common Stocks
(Cost $28,243,542)		24,987,079

	Number of	Expiration Date/
	Contracts	Exercise Price
PUT OPTIONS PURCHASED - 0.0%
TransCanada Corp.	68	Jul. 2012/$37	0
Total Put Options Purchased (Cost $396)			0

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 7.0%
BNY Mellon Cash Reserve,
0.05%*, due 7/02/12	$1,897,471	$1,897,471
Total Short-Term Investments
(Cost $1,897,471)		1,897,471

Total Investments - 99.5%
(Cost $30,141,409)**		26,884,550
Put OptionsWritten - (0.1)%
(Premiums received $33,478)		(29,926)
Forward Foreign Exchange Contracts - (0.7)%
(Unrealized depreciation)		(198,901)
Other Assets Less Liabilities - 1.3%		366,646
NET ASSETS - 100.0%		$27,022,369

Put Options Written as of 06/30/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
42	Enbridge, Inc	Jul. 2012/$40	$1,402
136	TransCanada Corp.	Jul. 2012/$41	2,004
78	The Williams Companies, Inc.	Jul. 2012/$32	26,520
Total (Premiums received $33,478)			$29,926

Forward Foreign Exchange Contracts as of 06/30/12 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

USD	4,491,925	CAD	9,209,000	01/12/12	$(172,246)
USD	5,207,913	CAD	2,006,000	01/12/12	(26,655)
Total Unrealized Depreciation					$(198,901)

(a)	Denoted in units.
CAD	Canadian Dollar
USD	United States Dollar
*	Current yield as of June 29, 2012.
**	Aggregate tax cost is $30,450,817 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,183,255
Gross unrealized depreciation	(4,749,522)
Net unrealized depreciation	$(3,566,267)

Sector Allocation	% of Net Assets
Energy	81.9%
Utilities	8.5
Materials	2.1
Short-term Investments and other	7.5
100.0%

See Notes to Schedule of Investments

Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund,
Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,
Dynamic U.S. Growth Fund, Dynamic Energy Income Fund
Notes to Schedule of Investments
June 30, 2012 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If GCIC US, Ltd.’s (the “Sub-Adviser” or “GCIC”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if they had not used such strategies.

Derivative contracts held are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or

Notes to Schedule of Investments
(Continued)

be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the GCIC’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds’ exposure to price fluctuations, while others tend to increase its market exposure.

At June 30, 2012, the Funds held no investments in futures contracts or options on futures.

Forward Foreign Currency Exchange Contracts - The Funds did engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

During the period ended June 30, 2012, the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund entered into forward foreign exchange contracts with RBC Dominion Securities, and the Dynamic Contrarian Fund and Dynamic Discovery Fund entered into forward foreign currency contracts with Barclays Capital.

Forward foreign currency exchange contracts for the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund at June 30, 2012 are presented within the Schedules of Investments.

Notes to Schedule of Investments
(Continued)

Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the period ended June 30, 2012, the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund entered into option contracts with Credit Suisse Securities LLC and Merrill Lynch, Dynamic Canadian Equity Income entered into option contracts with Merrill Lynch and BMO Capital Markets, and Dynamic Energy Income Fund entered into option contracts with BMO Capital Markets.

Option positions for the Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Canadian Equity Income Fund, and Dynamic Energy Income Fund at June 30, 2012 are presented within the Schedules of Investments.

Written options activity for the Funds listed below for the quarter ended June 30, 2012 was as follows:

	Dynamic Candian Equity Income Fund		Dynamic Contrarian Advantage Fund		Dynamic Discovery Fund		Dynamic Energy Income Fund
	Number of		Number of		Number of		Number of
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding at September 30, 2011	—	$—	14	$7,380	17	$9,065	—	$—
Options written	65	5,627	—	—	—	—	340	38,968
Options expired	(55)	(4,123)	—	—	—	—	(84)	(5,490)
Options outstanding at June 30, 2012	10	$1,504	14	$7,380	17	$9,065	256	$33,478

The following tables summarize the value of derivatives held as of June 30, 2012, by their primary underlying risk exposure:

Notes to Schedule of Investments
(Continued)

		Asset Derivatives
	Total Value at June 30, 2012	Equity Contracts	Forward Foreign Currency Exchange Contracts
Dynamic Contrarian Advantage Fund	$3,845	$3,673	$172
Dynamic Discovery Fund	5,310	4,498	812
Total	$9,155	$8,171	$984

		Liability Derivatives
	Total Value at June 30, 2012	Equity Contracts	Forward Foreign Currency Exchange Contracts
Dynamic Canadian Equity Income Fund	$(14,602)	$(1,240)	$(13,362)
Dynamic Contrarian Advantage Fund	(1,012)	(976)	(36)
Dynamic Discovery Fund	(1,207)	(1,207)	—
Dynamic Energy Income Fund	(228,827)	(9,926)	(198,901)
Total	$(245,648)	$(33,349)	$(212,299)

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2012, is as follows:

	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic Energy Income Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Bermuda	$26,856	$—	$—	$356,006	$—
Canada	3,377,411	15,010	—	20,703,799	20,874,717
Jersey Channel Islands	—	—	—	236,077	—
United States	269,676	534,676	525,073	1,843,827	4,112,362
Warrants Market Value:
Canada	—	—	—	16,203	—
Short-term Investments Market Value:	451,939	62,216	78,646	4,893,921	1,897,471
Total Level 1 Market Value of Investments	$4,125,882	$611,902	$603,719	$28,049,833	$26,884,550

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$—	$—	$—	$8,358,047	$—
Canada	55,903	—	—	—	—
Israel	—	—	49,875	—	—
Italy	—	23,974	38,198	—	—
Netherlands	—	20,383	25,479	—	—
Switzerland	—	—	63,147	—	—
United Kingdom	—	39,543	82,511	26,247	—
Warrants Market Value:
Canada	—	—	397	—	—
Total Level 2 Market Value of Investments	$55,903	$83,900	$259,607	$8,384,294	$—

Level 3: Significant Unobservable Inputs
Warrants Market Value:
Canada	$—	$—	$—	$0	$—
Total Level 3 Market Value of Investments	$—	$—	$—	$0	$—

Total Market Value of Investments	$4,181,785	$695,802	$863,326	$36,434,127	$26,884,550

Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation:*
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	$—	$172	$812	$—	$—

Other Financial Instruments Market Value:
Equity Risks:
Put Options Purchased	—	3,673	4,498	—	0
LIABILITIES:
Other Financial Instruments Unrealized Depreciation:*
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	(13,362)	(36)	—	—	(198,901)
Other Financial Instruments Market Value:
Equity Risks:
Put Options Written	(1,240)	(976)	(1,207)	—	(29,926)

Total Other Financial Instruments	$(14,602)	$2,833	$4,103	$—	$(228,827)

*	Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

To adjust for the time difference between local market close and the calculation of the NAV, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Dynamic U.S. Growth Fund *
Level 1 - Quoted Prices	$52,787,118
Level 2 - Other Significant Observable Inputs	—
Total Market Value of Investments	$52,787,118

*	Level 1 securities for Dynamic Energy Income Fund and Dynamic U.S. Growth Fund consist of common stocks as disclosed in the Schedule of Investments.

During the period ended June 30, 2012, Canadian securities were reclassified as Level 1 since Canadian securities are only fair valued on days when the Canadian securities markets are closed

Notes to Schedule of Investments
(Continued)

but the U.S. securities markets are open.  As a result, the market values of Level 2 investments at September 30, 2011 which were transferred out of Level 2 at June 30, 2012 is as follows:

Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic Energy Income Fund

$740,706	$1,809	$1,628	$21,930,866	$21,681,792

There were no Level 3 investments held at June 30, 2012 or September 30, 2011 for Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund.

Additional Information to Evaluate Quantitative Information.

The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2012.

Notes to Schedule of Investments
(Continued)

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2011, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund had deferred currency losses of $2,292, $7,520, and $145,500, respectively.

Schedule of Investments

JOHCM International Select Fund
June 30, 2012 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 92.4%
Bermuda - 4.7%
Jardine Matheson Holdings, Ltd. †	80,000	$3,895,817
Seadrill, Ltd. †	121,433	4,335,167
		8,230,984

Canada - 8.9%
Poseidon Concepts Corp.	308,050	3,773,091
Trican Well Service, Ltd.	342,252	3,949,967
Valeant Pharmaceuticals International, Inc. *	85,101	3,817,466
Yamana Gold, Inc.	265,059	4,090,047
		15,630,571

Germany - 16.2%
Dialog Semiconductor plc * †	225,984	4,101,553
GEA Group AG †	154,572	4,104,265
Henkel AG & Co. KGaA †	75,577	4,188,225
Hugo Boss AG * †	37,564	3,715,507
Kabel Deutschland Holding AG * †	68,734	4,277,516
SAP AG †	68,837	4,065,077
Symrise AG †	132,803	4,034,207
		28,486,350

Hong Kong - 4.6%
First Pacific Co., Ltd. †	3,605,000	3,746,585
Hengdeli Holdings, Ltd. †	13,442,654	4,308,621
		8,055,206

Indonesia - 2.6%
PT Bank Rakyat Indonesia Persero Tbk †	6,563,878	4,492,175

Ireland - 4.6%
Experian plc †	288,040	4,068,891
WPP plc †	335,861	4,082,147
		8,151,038

Israel - 2.4%
Check Point Software Technologies, Ltd. *	85,450	4,237,465

Italy - 2.3%
Tod’s SpA †	40,195	4,037,778

Japan - 14.5%
Dena Co., Ltd. †	161,800	4,294,979
Hitachi High-Technologies Corp. †	165,173	4,070,369
Japan Securities Finance Co., Ltd. †	835,922	4,285,573
Osaka Securities Exchange Co., Ltd. †	627	3,532,500
Softbank Corp. †	137,000	5,093,541
Sysmex Corp. †	107,990	4,267,816
		25,544,778

	Number of	Market
	Shares	Value
COMMON STOCKS (continued)
Netherlands - 7.2%
Chicago Bridge & Iron Co. NV	109,948	$4,173,626
LyondellBasell Industries NV, Class A	95,146	3,831,529
NXP Semiconductors NV *	197,715	4,596,874
		12,602,029

Portugal - 2.2%
Jeronimo Martins SGPS SA †	233,609	3,942,068

Qatar - 2.0%
Industries Qatar QSC †	101,462	3,494,060

Russia - 2.3%
Mail.ru Group, Ltd., GDR *	117,592	3,985,193

Singapore - 2.5%
Avago Technologies, Ltd.	122,012	4,380,231

Thailand - 2.3%
Charoen Pokphand Foods PCL †	3,356,200	4,087,449

United Kingdom - 6.9%
Imagination Technologies Group plc * †	580,855	4,252,653
Intermediate Capital Group plc †	971,998	4,121,658
The Weir Group plc †	152,933	3,688,548
		12,062,859

United States - 6.2%
iShares MSCI EAFE Index Fund	134,438	6,716,522
Virgin Media, Inc.	168,835	4,117,886
		10,834,408

Total Common Stocks
(Cost $169,699,225)		162,254,642

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.2%
BNY Mellon Cash Reserve,
0.05%**, due 07/02/12	$7,435,867	7,435,867

Total Short-Term Investments
(Cost $7,435,867)		7,435,867

Total Investments - 96.6%
(Cost $177,135,092)***		169,690,509
Other Assets Less Liabilities - 3.4%		5,899,420
NET ASSETS - 100.0%		$175,589,929

†	Fair valued security. The aggregate value of fair valued securities is $110,584,745 comprising 62.98% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Current yield as of June 29, 2012.
***	Aggregate tax cost is $177,571,889 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$4,719,293
Gross unrealized depreciation	(12,600,673)
Net unrealized depreciation	$(7,881,380)

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	21.6%
Consumer Discretionary	14.0
Industrials	13.3
Financials	11.5
Consumer Staples	7.0
Energy	6.9
Materials	6.8
Health Care	4.6
Exchange-Traded Funds	3.8
Telecommunication Services	2.9
Short-term Investments and other	7.6
100.0%

See Notes to Schedule of Investments

JOHCM International Select Fund
Notes to Schedule of Investments
June 30, 2012 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.’s (the “Sub-Adviser” or “JO Hambro”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At June 30, 2012, the Fund held no investments in futures contracts or options on futures.

Notes to Schedule of Investments
(Continued)

Forward Foreign Currency Exchange Contracts - The Fund may engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies.

At June 30, 2012, the Fund held no investments in forward foreign currency exchange contracts.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

During the three-month period ended June 30, 2012, the Fund held no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2012, is as follows:

Level 1: Quoted Prices
Common Stocks Market Value:
Canada	$15,630,571
Israel	4,237,465
Netherlands	12,602,029
Russia	3,985,193
Singapore	4,380,231
United States	10,834,408
Short-term Investments Market Value	7,435,867
Total Level 1 Market Value of Investments	$59,105,764

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Bermuda	$8,230,984
Germany	28,486,350
Hong Kong	8,055,206
Indonesia	4,492,175
Ireland	8,151,038
Italy	4,037,778
Japan	25,544,778
Portugal	3,942,068
Qatar	3,494,060
Thailand	4,087,449
United Kingdom	12,062,859
Total Level 2 Market Value of Investments	$110,584,745
Total Market Value of Investments	$169,690,509

During the three-month period ended June 30, 2012, Canadian securities were reclassified as Level 1 since Canadian securities are only fair valued on days when the Canadian securities markets are closed but the U.S. securities markets are open.

The Fund did not have transfers between Level 1 and Level 2 during the three-month period ended June 30, 2012.

There were no Level 3 investments held at June 30, 2012 or September 30, 2011.

To adjust for the time difference between local market close and the calculation of the net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock

Notes to Schedule of Investments
(Continued)

exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Fund intends to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2012.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2011, the Fund had deferred currency losses of $293,402 and capital losses of $963,315.

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund
June 30, 2012 (Unaudited)
	Number	Market
	of Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 14.5%
Abercrombie & Fitch Co., Class A	3,104	$105,971
AutoNation, Inc.*	4,763	168,039
Chipotle Mexican Grill, Inc.*	1,194	453,660
Dollar Tree, Inc. *	4,836	260,177
GameStop Corp., Class A	36,987	679,081
JC Penney Co., Inc.	28,955	674,941
Macy’s, Inc.	5,824	200,054
Netflix, Inc.*	867	59,364
O’Reilly Automotive, Inc. *	2,481	207,833
VF Corp.	1,502	200,442
		3,009,562
Consumer Staples - 6.1%
Lorillard, Inc.	1,722	227,218
Safeway, Inc.	41,115	746,237
Whole Foods Market, Inc.	3,049	290,631
		1,264,086
Energy - 15.2%
Cabot Oil & Gas Corp.	5,272	207,717
Chevron Corp.	8,090	853,495
ConocoPhillips	11,432	638,820
Phillips 66 *	5,671	188,504
Range Resources Corp.	3,109	192,354
Tesoro Corp.*	8,396	209,564
Valero Energy Corp.	36,606	884,035
		3,174,489
Financials - 10.1%
Assurant, Inc.	20,591	717,390
MetLife, Inc.	22,782	702,825
Prudential Financial, Inc.	14,286	691,871
		2,112,086
Health Care - 10.8%
Aetna, Inc.	39,021	1,512,844
Biogen Idec, Inc. *	1,841	265,804
Cerner Corp.*	2,932	242,359
Intuitive Surgical, Inc. *	423	234,253
		2,255,260

Industrials - 24.0%
Fastenal Co.	4,144	167,045
L-3 Communications Holdings, Inc.	24,906	1,843,293
Northrop Grumman Corp.	14,804	944,347
Raytheon Co.	36,065	2,040,918
		4,995,603

Information Technology - 13.3%
Computer Sciences Corp.	26,412	655,546
Jabil Circuit, Inc.	47,710	969,944
Molex, Inc.	37,952	908,571
Visa, Inc., Class A	1,888	233,413
		2,767,474

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 5.1%
CF Industries Holdings, Inc.	1,039	$201,296
International Paper Co.	29,928	865,219
		1,066,515
Total Common Stocks
(Cost $21,015,497)		20,645,075

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.9%
BNY Mellon Cash Reserve,
0.05%**, due 07/02/12	$191,080	191,080

Total Short-Term Investments
(Cost $191,080)		191,080

Total Investments - 100.0%
(Cost $21,206,577)***		20,836,155
Liabilities in Excess of Other Assets - (0.0)%		(5,623)
NET ASSETS - 100.0%		$20,830,532

*	Non-income producing security.
**	Current yield as of June 29, 2012.
***	Aggregate tax cost is $21,254,920 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,094,110
Gross unrealized depreciation	(1,512,875)
Net unrealized depreciation	$(418,765)

Sector Allocation (Unaudited)	% of Net Assets
Industrials	24.0%
Energy	15.2
Consumer Discretionary	14.5
Information Technology	13.3
Health Care	10.8
Financials	10.1
Consumer Staples	6.1
Materials	5.1
Short-term Investments and other	0.9
100.0%

See Notes to Schedule of Investments

Mt. Lucas U.S. Focused Equity Fund
Notes to Schedule of Investments
June 30, 2012 (Unaudited

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management LP’s (the “Sub-Adviser” or “Mount Lucas”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At June 30, 2012, the Fund held no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s

Notes to Schedule of Investments
(Continued)

investment objective, and except as restricted by the Fund’s investment limitations.

At June 30, 2012, the Fund held no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2012, is as follows:

Level 1 - Quoted Prices*	$20,836,155
Total Market Value of Investments	$20,836,155

* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at June 30, 2012 or September 30, 2011.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

Notes to Schedule of Investments
(Continued)

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure – The Fund intends to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2012.

For the year ended September 30, 2011, the Fund had a capital loss carryforward of $812,802, which is available to reduce future required distributions of net capital gains to shareholders. $8,646 is available through 2017 and $804,156 is available through 2018.

Schedule of Investments

Smith Group Large Cap Core Growth Fund
June 30, 2012 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 97.3%
Consumer Discretionary - 13.3%
Bed Bath & Beyond, Inc. *	25,670	$1,586,406
Mattel, Inc.	54,120	1,755,653
priceline.com, Inc. *	2,215	1,471,912
Ross Stores, Inc.	32,080	2,004,037
The Home Depot, Inc.	36,800	1,950,032
		8,768,040

Consumer Staples - 9.5%
Dean Foods Co. *	97,500	1,660,425
Ingredion, Inc.	27,700	1,371,704
The Kroger Co.	67,000	1,553,730
Whole Foods Market, Inc.	18,000	1,715,760
		6,301,619

Energy - 10.3%
Chevron Corp.	14,200	1,498,100
Exxon Mobil Corp.	18,010	1,541,116
Helmerich & Payne, Inc.	25,090	1,090,913
Noble Energy, Inc.	16,200	1,374,084
Occidental Petroleum Corp.	15,500	1,329,435
		6,833,648

Financials - 15.3%
American Express Co.	29,280	1,704,389
BB&T Corp.	56,300	1,736,855
East West Bancorp, Inc.	78,200	1,834,572
Invesco, Ltd.	65,700	1,484,820
The Travelers Companies, Inc.	24,900	1,589,616
US Bancorp	53,800	1,730,208
		10,080,460

Health Care - 12.5%
McKesson Corp.	18,410	1,725,937
Omnicare, Inc.	46,900	1,464,687
ResMed, Inc. *	48,100	1,500,720
The Cooper Companies, Inc.	20,400	1,627,104
Watson Pharmaceuticals, Inc. *	26,200	1,938,538
		8,256,986

Industrials - 13.1%
AGCO Corp. *	30,480	1,393,850
AMETEK, Inc.	34,300	1,711,913
Robert Half International, Inc.	55,300	1,579,921
Rockwell Automation, Inc.	19,900	1,314,594
Ryder System, Inc.	28,900	1,040,689
Wabtec Corp.	20,700	1,614,807
		8,655,774

Information Technology - 20.2%
ANSYS, Inc. *	26,780	1,690,086
Apple, Inc. *	3,830	2,236,720
Cadence Design Systems, Inc. *	141,200	1,551,788
Check Point Software Technologies, Ltd. *	27,400	1,358,766
International Business Machines Corp.	8,360	1,635,049
Motorola Solutions, Inc.	32,100	1,544,331
Nuance Communications, Inc.*	60,300	1,436,346
TIBCO Software, Inc. *	61,800	1,849,056
		13,302,142

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 3.1%
CF Industries Holdings, Inc.	10,500	$2,034,270

Total Common Stocks
(Cost $53,618,885)		64,232,939

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.5%
BNY Mellon Cash Reserve,
0.05%**, due 07/02/12	$1,622,610	1,622,610

Total Short-Term Investments
(Cost $1,622,610)		1,622,610

Total Investments - 99.8%
(Cost $55,241,495) ***		65,855,549
Other Assets Less Liabilities - 0.2%		142,763
NET ASSETS - 100.0%		$65,998,312

*	Non-income producing security.
**	Current yield as of June 29, 2012.
***	Aggregate tax cost is $55,252,705 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$12,370,375
Gross unrealized depreciation	(1,767,531)
Net unrealized appreciation	$10,602,844

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	20.2%
Financials	15.3
Consumer Discretionary	13.3
Industrials	13.1
Health Care	12.5
Energy	10.3
Consumer Staples	9.5
Materials	3.1
Short-term Investments and other	2.7
100.0%

See Notes to Schedule of Investments

Smith Group Large Cap Core Growth Fund
Notes to Schedule of Investments
June 30, 2012 (Unaudited)

NOTE A.  Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith Asset Management Group, L.P.’s (the “Sub-Adviser” or “Smith”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At June 30, 2012, the Fund held no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment

Notes to Schedule of Investments
(Continued)

objective, and except as restricted by the Fund’s investment limitations.

At June 30, 2012, the Fund held no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2012, is as follows:

Level 1 - Quoted Prices*	$65,855,549
Total Market Value of Investments	$65,855,549

* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at June 30, 2012 or September 30, 2011.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by  market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of

Notes to Schedule of Investments
(Continued)

the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C.  Tax Disclosure - The Fund intends to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2012.

For the year ended September 30, 2011, the Fund had a capital loss carryforward of $8,377,104, which is available to reduce future required distributions of net capital gains to shareholders. $1,821,715 is available through 2017; $6,555,389 is available through 2018.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   DundeeWealth Funds

By (Signature and Title)*  /s/ Amy Duling
                                           Amy Duling, President
                                           (principal executive officer)

Date    8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Amy Duling
                                           Amy Duling, President
                                           (principal executive officer)

Date    8/29/12

By (Signature and Title)*  /s/ John Leven
                                           John Leven, Treasurer
                                           (principal financial officer)

Date   8/29/12

* Print the name and title of each signing officer under his or her signature.